Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Beginning balance	$ 1,367	$ 59,103
Additions based on tax positions related to the current year	330	359
Amounts released related to tax positions taken in prior years		(58,095)
Ending balance	$ 1,697	$ 1,367